RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of Financial Instruments
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$(5)	$(24)	$(30)	$(24)	$(23)	$(34)
5% decrease	5	24	30	24	23	34
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$26	$18	$18	$132	$163	$44
5% decrease	(26)	(18)	(18)	(132)	(163)	(44)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
1% increase	$(29)	$(91)	$(10)	$67	$89	$90
1% decrease	28	92	10	(72)	(95)	(95)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2024	2023
Trade receivables and other short-term receivables	$652	$645
Financial instrument assets(1)	220	254
Due from related parties(1)	1,413	1,436
Long-term receivables	56	110
	$2,341	$2,445
(1)Includes both the current and long-term amounts.

Summary to Classifies the Cash Obligations
The table below classifies the cash obligations related to the company’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2024 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$571	$—	$—	$571
Financial instrument liabilities(1)	151	209	499	859
Due to related parties(1)	544	—	—	544
Lease liabilities(1)	25	86	207	318
Non-recourse borrowings(1)	1,282	6,370	6,192	13,844
Interest payable on borrowings(2)	828	2,536	1,740	5,104
Total	$3,401	$9,201	$8,638	$21,240

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$624	$—	$—	$624
Financial instrument liabilities(1)	305	609	646	1,560
Due to related parties(1)	456	—	—	456
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	31	235	235	501
Non-recourse borrowings(1)	1,891	6,363	7,963	16,217
Interest payable on borrowings(2)	1,097	3,189	2,491	6,777
Total	$4,405	$10,400	$11,346	$26,151
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of Assets and Liabilities Measured and Disclosed at Fair Value Classified by the Fair Value Hierarchy
The following table presents the company’s assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2024	2023
Assets measured at fair value:
Cash and cash equivalents	$624	$—	$—	$624	$627
Restricted cash(1)	85	—	—	85	202
Financial instrument assets(1)
IFRS 9 PPAs	—	—	8	8	9
Energy derivative contracts	—	60	—	60	86
Interest rate swaps	—	115	—	115	159
Foreign exchange swaps	—	37	—	37	—
Investments in debt and equity securities(2)	—	—	—	—	171
Property, plant and equipment	—	—	38,696	38,696	44,038
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(3)	—	(42)	(69)	(111)	(500)
Energy derivative contracts	—	(108)	—	(108)	(74)
Interest rate swaps	—	(10)	—	(10)	(24)
Foreign exchange swaps	—	(45)	—	(45)	(284)
Tax equity	—	—	(378)	(378)	(935)
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership(4)	(4,432)	—	—	(4,432)	—
BEPC exchangeable and class A.2 exchangeable shares(4)	(4,168)	—	—	(4,168)	—
Exchangeable and class B shares of BRHC	—	—	—	—	(4,721)
Non-recourse borrowings(1)	(1,788)	(11,887)	—	(13,675)	(16,243)
Total	$(9,679)	$(11,880)	$38,257	$16,698	$22,511
(1)Includes both the current amount and long-term amounts.
(2)Excludes $566 million (2023: nil) of investments in debt securities measured at amortized cost.
(3)During the year ended December 31, 2024, nil (2023: $56 million) was transferred to Level 3 to Level 2.
(4)BEPC class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 15 – BEPC Exchangeable Shares, BRHC Exchangeable Shares, Class A.2 Exchangeable Shares, BRHC Class B Shares and BRHC Class C Shares, the BEPC class B shares meet certain qualifying criteria and are presented as equity.

Summary of Net Financial Instrument Positions

	Financial Instruments Assets					Financial Instruments Liabilities
		Instruments not designated as hedges					Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Amortized cost	Total	Instruments designated as hedges	Fair value through profit & loss	Total	Net Assets (Liabilities)
IFRS 9 PPAs	$—	$9	$—	$—	$9	$(40)	$(460)	$(500)	$(491)
Energy derivative contracts	102	(16)	—	—	86	—	(74)	(74)	12
Interest rate swaps	123	36	—	—	159	(21)	(3)	(24)	135
Foreign exchange swaps	—	—	—	—	—	(268)	(16)	(284)	(284)
Investments in debt and equity securities	—	—	171	—	171	—	—	—	171
Tax equity	—	—	—	—	—	—	(935)	(935)	(935)
Balance, as at December 31, 2023	$225	$29	$171	$—	$425	$(329)	$(1,488)	$(1,817)	$(1,392)
Less: current portion					(124)			441	317
Long-term portion					$301			$(1,376)	$(1,075)

IFRS 9 PPAs	$—	$8	$—	$—	$8	$(41)	$(70)	$(111)	$(103)
Energy derivative contracts	3	57	—	—	60	(4)	(104)	(108)	(48)
Interest rate swaps	106	9	—	—	115	(10)	—	(10)	105
Foreign exchange swaps	19	18	—	—	37	(37)	(8)	(45)	(8)
Investments in debt and equity securities	—	—	—	566	566	—	—	—	566
Tax equity	—	—	—	—	—	—	(378)	(378)	(378)
Balance, as at December 31, 2024	$128	$92	$—	$566	$786	$(92)	$(560)	$(652)	$134
Less: current portion					(102)			244	142
Long-term portion					$684			$(408)	$276
The following table presents the change in the company’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at December 31, 2023 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, disposals, settlements and other(3)	Foreign exchange gain (loss)	Balance as at December 31, 2024 asset (liability)
IFRS 9 PPAs(4)	$(491)	$(61)	$1	$62	$(1)	$387	$—	$(103)
Energy derivative contracts	12	(3)	—	40	(94)	(3)	—	(48)
Interest rate swaps	135	28	—	24	7	(87)	(2)	105
Foreign exchange swaps	(284)	71	—	92	—	113	—	(8)
Investments in debt and equity securities(5)	171	—	—	1	—	403	(9)	566
Tax equity	(935)	—	—	94	—	463	—	(378)
	$(1,392)	$35	$1	$313	$(88)	$1,276	$(11)	$134
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Includes $1,133 million derecognized on transfer of a U.S. renewables portfolio to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.
(4)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
(5)Includes $566 million of investments in debt securities measured at amortized cost.

(MILLIONS)	Balance as at December 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at December 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(188)	$17	$(9)	$(32)	$13	$(292)	$—	$(491)
Energy derivative contracts	(198)	220	(2)	92	(110)	10	—	12
Interest rate swaps	247	(7)	—	22	(110)	(14)	(3)	135
Foreign exchange swaps	(61)	(131)	—	2	—	(94)	—	(284)
Investments in debt and equity securities	296	—	—	11	—	(136)	—	171
Tax equity	(353)	—	—	94	—	(676)	—	(935)
	$(257)	$99	$(11)	$189	$(207)	$(1,202)	$(3)	$(1,392)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

Summary of Derivative Contracts Designated as Hedging Instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	(42)	62
Notional amount – GWh	9,729	10,884
Weighted average hedged rate for the year ($/MWh)	55	58
Maturity dates	2025-2033	2024-2033
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(34)	97
Change in value of hedged item used to determine hedge effectiveness	(32)	(172)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	96	102
Notional amount – $	1,070	1,029
Notional amount – COP(1)	92	196
Notional amount – C$(1)	105	124
Notional amount – €(1)	1,001	1,204
Maturity dates	2025-2048	2024-2048
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(31)	(101)
Change in value of hedged item used to determine hedge effectiveness	32	101
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2024 foreign currency spot rate
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	(18)	(268)
Notional amount for hedges of the Colombian Peso(1)	2,061	2,602
Notional amount for hedges of the Euro(1)	254	530
Notional amount for hedges of the Brazilian real(1)	119	274
Maturity date	2025 - 2026	2024 - 2025
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,572	4,642
€/$ foreign exchange forward contracts	0.96	0.99
BRL/$ foreign exchange forward contracts	6.19	5.48
(1)Notional amounts expressed in millions of U.S. dollars